Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 45.2%

Communication Services - 4.1%
Entertainment - 0.8%
Spotify Technology S.A.*	3,919	$1,959,265
Interactive Media & Services - 3.3%
Alphabet, Inc. - Class A	11,793	4,199,841
Meta Platforms, Inc. - Class A	5,881	3,274,012
Tencent Holdings Ltd. - ADR (China)	15,501	952,226
		8,426,079
Total Communication Services		10,385,344
Consumer Discretionary - 4.3%
Broadline Retail - 2.7%
Amazon.com, Inc.*	19,450	5,282,231
MercadoLibre, Inc. (Brazil)*	807	1,515,505
		6,797,736
Hotels, Restaurants & Leisure - 0.4%
Booking Holdings, Inc.	5,509	1,062,686
Specialty Retail - 1.2%
The TJX Companies, Inc.	18,905	2,974,513
Total Consumer Discretionary		10,834,935
Consumer Staples - 1.0%
Personal Care Products - 1.0%
L’Oreal S.A. - ADR (France)	27,601	2,458,145
Financials - 7.1%
Banks - 1.2%
NU Holdings Ltd. - Class A (Brazil)*	216,349	3,100,281
Capital Markets - 2.0%
BlackRock, Inc.	1,805	1,968,154
Deutsche Boerse AG - ADR (Germany)	33,949	1,022,544
Moody’s Corp.	1,959	937,146
Nasdaq, Inc.	10,779	1,015,274
		4,943,118
Financial Services - 3.5%
Mastercard, Inc. - Class A	8,249	4,727,502
Visa, Inc. - Class A	11,089	4,060,016
		8,787,518
Insurance - 0.4%
Admiral Group plc - ADR (United Kingdom)	20,689	1,053,691
Total Financials		17,884,608
Health Care - 6.7%
Biotechnology - 0.4%
Natera, Inc.*	3,693	988,838
Health Care Equipment & Supplies - 0.8%
The Cooper Companies, Inc.*	26,907	1,945,914
Health Care Providers & Services - 5.1%
Cardinal Health, Inc.	4,243	976,017
Cencora, Inc.	3,218	1,001,892
Elevance Health, Inc.	6,699	2,517,752
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Guardant Health, Inc.*	6,506	$1,053,907
McKesson Corp.	1,199	1,026,572
Molina Healthcare, Inc.*	10,846	2,121,695
Tenet Healthcare Corp.*	10,915	2,780,924
UnitedHealth Group, Inc.	3,420	1,417,248
		12,896,007
Pharmaceuticals - 0.4%
Sanofi S.A. - ADR	21,230	914,588
Total Health Care		16,745,347
Industrials - 7.7%
Aerospace & Defense - 1.2%
BAE Systems plc - ADR (United Kingdom)	9,434	1,071,420
HEICO Corp. - Class A	7,922	2,038,172
		3,109,592
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. - Class B	30,181	3,145,464
Commercial Services & Supplies - 0.1%
Rollins, Inc.	9,152	347,501
Electrical Equipment - 0.8%
AMETEK, Inc.	8,472	2,047,767
Ground Transportation - 1.1%
Knight-Swift Transportation Holdings, Inc.	39,078	2,717,093
Machinery - 1.0%
Atlas Copco AB - ADR (Sweden)	116,877	2,483,636
Professional Services - 0.8%
Experian plc - ADR	55,794	2,114,593
Trading Companies & Distributors - 1.4%
Diploma plc - ADR (United Kingdom)	16,045	409,148
IMCD N.V. - ADR (Netherlands)	36,154	1,985,216
MonotaRO Co. Ltd. - ADR (Japan)	82,839	1,035,736
		3,430,100
Total Industrials		19,395,746
Information Technology - 11.6%
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	6,425	1,032,498
Halma plc - ADR (United Kingdom)	8,388	804,493
		1,836,991
Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials, Inc.	1,647	836,132
ASML Holding N.V. (Netherlands)	1,052	1,713,708
Lam Research Corp.	2,845	833,642
NVIDIA Corp.	35,854	7,197,691

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	9,101	$3,679,079
		14,260,252
Software - 4.5%
Cadence Design Systems, Inc.*	2,740	931,655
Microsoft Corp.	17,626	8,191,155
ServiceNow, Inc.*	19,842	2,207,025
		11,329,835
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	5,829	1,800,636
Total Information Technology		29,227,714
Materials - 1.5%
Chemicals - 0.4%
Air Liquide S.A. - ADR (France)	24,867	978,765
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	136,089	1,460,235
Paper & Forest Products - 0.5%
West Fraser Timber Co. Ltd. (Canada)	20,573	1,334,159
Total Materials		3,773,159
Real Estate - 1.2%
Real Estate Management & Development - 0.8%
CBRE Group, Inc. - Class A*	14,051	2,062,827
Specialized REITs - 0.4%
Weyerhaeuser Co.	40,550	1,014,967
Total Real Estate		3,077,794

TOTAL COMMON STOCKS
(Identified Cost $97,611,571)		113,782,792

CORPORATE BONDS - 12.9%

Non-Convertible Corporate Bonds- 12.9%
Communication Services - 1.0%
Interactive Media & Services - 0.5%
Meta Platforms, Inc., 5.25%, 5/15/2036	1,440,000	1,380,584
Media - 0.2%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	395,974
Wireless Telecommunication Services - 0.3%
Sprint Capital Corp., 8.75%, 3/15/2032	615,000	715,495
Total Communication Services		2,492,053

Consumer Discretionary - 0.8%
Diversified Consumer Services - 0.5%
Cornell Univ., 4.169%, 6/15/2030	1,340,000	1,315,450
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc., 4.65%, 3/16/2031	720,000	$709,817

Total Consumer Discretionary		2,025,267

Consumer Staples - 0.3%
Beverages - 0.3%
Becle S.A.B. de C.V. (Mexico), 2.50%, 10/14/2031[2]	870,000	739,699

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	770,000	659,072
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	910,000	982,069
Energy Transfer LP, 6.50%, 2/1/2042	960,000	983,818

Total Energy		2,624,959

Financials - 5.5%
Banks - 2.5%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	1,100,000	986,759
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.503%, 9/11/2031[3]	1,010,000	987,112
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[3]	670,000	655,706
Huntington Bancshares, Inc., 2.55%, 2/4/2030	390,000	358,206
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	1,340,000	1,317,960
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[3]	910,000	894,909
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	990,000	986,459
		6,187,111
Capital Markets - 0.9%
Blackstone Private Credit Fund, 5.95%, 5/15/2031	720,000	704,585
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	325,000	325,341
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,300,000	1,312,666
		2,342,592
Consumer Finance - 0.5%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	1,260,000	1,312,232

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services - 1.0%
Apollo Global Management, Inc.
5.15%, 8/12/2035	690,000	$659,366
5.70%, 3/30/2036	690,000	680,678
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	790,000	771,526
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	229,871
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[4]	250,000	224,555
		2,565,996
Insurance - 0.6%
Athene Global Funding, 5.033%, 7/17/2030[2]	710,000	700,032
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	630,000	653,481
		1,353,513
Total Financials		13,761,444

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
VSP Optical Group, Inc., 5.40%, 6/1/2033[2]	720,000	712,213

Industrials - 0.5%
Construction Materials - 0.2%
Eagle Materials, Inc., 5.00%, 3/15/2036	700,000	659,378

Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	690,000	663,059
Total Industrials		1,322,437

Information Technology - 0.4%
Software - 0.4%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	1,070,000	1,030,431

Materials - 0.9%
Metals & Mining - 0.9%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	950,000	913,249
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,232,305	1,220,681
Total Materials		2,133,930

Real Estate - 1.3%
Specialized REITs - 1.3%
Safehold GL Holdings LLC
2.85%, 1/15/2032	595,000	525,175
6.10%, 4/1/2034	640,000	659,261
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust
6.599%, 1/15/2028[2]	1,270,000	$1,280,782
4.831%, 10/15/2029[2]	710,000	707,437
Total Real Estate		3,172,655

Utilities - 0.9%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	630,000	656,237
Duke Energy Florida LLC, 6.40%, 6/15/2038	660,000	702,976
		1,359,213
Independent Power and Renewable Electricity Producers - 0.4%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	990,000	1,023,693
Total Utilities		2,382,906

TOTAL CORPORATE BONDS
(Identified Cost $32,857,887)		32,397,994

U.S. TREASURY SECURITIES - 15.9%

U.S. Treasury Bonds - 11.9%
U.S. Treasury Bond
2.375%, 2/15/2042	12,939,000	9,069,430
3.00%, 5/15/2047	12,389,000	8,782,639
3.625%, 2/15/2053	11,636,000	8,852,451
U.S. Treasury Inflation Indexed Bonds
2.125%, 2/15/2041	1,833,299	1,696,733
2.375%, 2/15/2055	1,863,863	1,627,094
Total U.S. Treasury Bonds
(Identified Cost $32,990,885)		30,028,347
U.S. Treasury Notes - 4.0%
U.S. Treasury Note
4.125%, 11/15/2032	7,538,000	7,376,640
4.50%, 11/15/2033	2,610,000	2,596,950
Total U.S. Treasury Notes
(Identified Cost $10,329,452)		9,973,590
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $43,320,337)		40,001,937

ASSET-BACKED SECURITIES - 8.0%

Capital Street Master Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.770%, 5/16/2030[2,5]	900,000	899,201
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	405,066	408,615
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	895,291	737,449

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	615,000	$628,208
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	337,614	306,260
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	1,581,693
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.666%, 11/25/2074[2,5]	1,061,715	1,061,997
FIP Master Funding LLC, Series 2026-1A, Class A1, 4.90%, 3/15/2056[2]	1,008,878	981,009
FNA 9 LLC, Series 2026-1, Class A, 5.509%, 4/16/2046[2,6]	589,509	587,902
GGAM Master Trust International Ltd., Series 2026-1A, Class A, (Cayman Islands), 5.861%, 9/30/2060[2]	365,000	362,077
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	702,119	583,686
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	663,483	641,615
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,936,277
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $1,179,983)[4]	1,180,000	1,179,424
MC Aviation Ltd., Series 2026-1A, Class A, (Cayman Islands), 5.824%, 7/15/2051[2]	720,000	714,721
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	628,072	621,987
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.431%, 3/26/2040[2,5]	96,319	95,398
Oryx Funding LLC, Series 2026-1A, Class A2, 6.299%, 6/5/2056[2]	940,000	934,225
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	107,331	107,956
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	798,771	787,495
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	966,601	971,706
Oxford Finance Funding Trust, 6.423%, 9/15/203[5]	552,898	552,489
PEAR LLC
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	563,773	565,838
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	238,840	238,580
RAM LLC, Series 2026-1, Class A, 5.463%, 6/15/2046[2]	489,598	487,117
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.381%, 5/26/2026[5]	1,424,549	$1,401,542
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.693%, 3/15/2056[2]	935,000	903,150

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $20,618,504)		20,277,617

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	935,940	931,601
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.400%), 5.076%, 2/15/2043[2,5]	750,000	751,032
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	15,572	14,445
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,6]	535,935	428,949
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565%, 5/15/2043[2,6]	815,000	802,531
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	96,239	87,548
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,6]	225,920	203,394
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	206,867	182,653
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,6]	118,352	102,659
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,6]	37,681	34,773
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,6]	642,340	556,633
Fannie Mae REMICS, Series 2021-69, Class WJ, 1.50%, 10/25/2050	704,476	608,047
Finance Of America Structured Securities Trust, Series 2026-PC2, Class A1, 4.50%, 6/25/2056[2,6]	689,339	673,841
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,597,991	1,404,692
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/205[6]	131,089	120,795
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.478%, 12/25/2051[2,5]	962,104	924,580
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	702,227	617,729

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust (continued)
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	710,804	$626,572
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	752,197	640,760
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,6]	16,859	16,746
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,6]	9,217	8,095
JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A3, 3.661%, 1/25/2063[2,6]	1,162,798	1,024,399
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,6]	160,354	152,278
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,6]	173,725	166,483
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,6]	208,815	195,081
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,7]	529,767	529,766
Onity Loan Investment Trust
Series 2026-HB2, Class A, 3.00%, 5/25/2039[2,6]	505,680	495,802
Series 2026-HB3, Class A, 3.00%, 6/25/2039[2,6]	602,612	589,437
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.654%, 7/25/2029 (Acquired 07/24/2023, cost $131,116)[4,5]	131,114	131,109
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,6]	659,672	603,209
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	853,543	726,260
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	1,581,261	1,266,460
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	980,772	784,942
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[6]	160,433	137,184
Series 2013-6, Class A2, 3.00%, 5/25/2043[6]	318,263	284,690
Series 2013-7, Class A2, 3.00%, 6/25/2043[6]	107,856	96,597
Series 2013-8, Class A1, 3.00%, 6/25/2043[6]	146,453	131,302
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,6]	60,480	53,312
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,6]	57,385	50,493
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[2,5]	884,317	442,394
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,6]		83,104	$79,081
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.839%, 10/25/2048[2,5]		92,308	92,337
Velocity Commercial Capital Loan Trust, Series 2026-3, Class A, 5.71%, 7/25/2056[2,6]		518,524	516,382
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,6]		67,424	61,905

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $20,408,630)			18,348,978

FOREIGN GOVERNMENT BONDS - 0.4%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]		1,005,000	1,003,488
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	60,562

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,088,244)			1,064,050

MUNICIPAL BONDS - 1.0%

California, Public Impt., G.O. Bond, 7.50%, 4/1/2034		390,000	436,426
Metropolitan Government of Nashville & Davidson County, Public Impt., G.O. Bond, 5.707%, 7/1/2034		415,000	424,996
Oregon Local Governments, Various Purposes Impt., G.O. Bond, BAM, 6.095%, 6/1/2028		306,957	313,546
Phoenix, Public Impt., Series A, G.O. Bond, 5.269%, 7/1/2034		405,000	405,241
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		955,000	907,541

TOTAL MUNICIPAL BONDS
(Identified Cost $2,548,600)			2,487,750

U.S. GOVERNMENT AGENCIES - 5.5%

Mortgage-Backed Securities - 5.5%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		171,074	168,097
Pool #MA1834, UMBS, 4.50%, 2/1/2034		134,830	133,866
Pool #MA1903, UMBS, 4.50%, 5/1/2034		99,071	98,334

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #889576, UMBS, 6.00%, 4/1/2038	107,441	$111,120
Pool #MA3412, UMBS, 3.50%, 7/1/2038	187,963	178,183
Pool #995196, UMBS, 6.00%, 7/1/2038	220,533	227,352
Pool #AD0207, UMBS, 6.00%, 10/1/2038	39,306	40,652
Pool #AD0220, UMBS, 6.00%, 10/1/2038	12,301	12,681
Pool #MA0258, UMBS, 4.50%, 12/1/2039	190,283	185,702
Pool #AL1595, UMBS, 6.00%, 1/1/2040	141,364	146,204
Pool #AL0152, UMBS, 6.00%, 6/1/2040	216,505	223,918
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,486,149	1,309,073
Pool #MA4687, UMBS, 4.00%, 6/1/2042	1,539,743	1,454,392
Pool #AL7068, UMBS, 4.50%, 9/1/2042	66,618	65,014
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,699,374	1,679,066
Pool #AX5234, UMBS, 4.50%, 11/1/2044	269,217	260,289
Pool #BD1381, UMBS, 3.50%, 6/1/2046	23,398	21,129
Pool #BE7845, UMBS, 4.50%, 2/1/2047	51,987	50,001
Pool #AL8674, 5.618%, 1/1/2049	536,536	547,794
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,585,834	1,388,724
Pool #FS2696, UMBS, 3.00%, 12/1/2051	1,124,298	968,448
Pool #MA4807, UMBS, 5.50%, 11/1/2052	863,064	861,482
Pool #MA4868, UMBS, 5.00%, 1/1/2053	958,837	934,223
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	139,909	139,013
Pool #C91771, 4.50%, 6/1/2034	3,042	3,023
Pool #C91780, 4.50%, 7/1/2034	3,598	3,576
Pool #G03781, 6.00%, 1/1/2038	36,614	37,912
Pool #G03926, 6.00%, 2/1/2038	57,113	59,136
Pool #G05900, 6.00%, 3/1/2040	32,142	33,281
Pool #G05906, 6.00%, 4/1/2040	30,762	31,852
Pool #A92889, 4.50%, 7/1/2040	406,396	395,507
Pool #G08772, 4.50%, 7/1/2047	44,233	42,487
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	90,022	81,108
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,056,079	$2,053,974

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $14,581,303)		13,946,613

SHORT-TERM INVESTMENT - 3.4%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.56%[8]
(Identified Cost $8,622,878)	8,622,878	8,622,878

TOTAL INVESTMENTS - 99.6%
(Identified Cost $241,657,954)		250,930,609
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,096,223
NET ASSETS - 100%		$252,026,832

Investment Portfolio - July 31, 2026

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2026 was $44,322,604, which represented 17.6% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2026.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2026 was $1,535,088, or 0.6% of the Series’ Net Assets.

5Floating rate security. Rate shown is the rate in effect as of July 31, 2026.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2026.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2026.

8Rate shown is the current yield as of July 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$10,385,344	$10,385,344	$—	$—
Consumer Discretionary	10,834,935	10,834,935	—	—
Consumer Staples	2,458,145	2,458,145	—	—
Financials	17,884,608	17,884,608	—	—
Health Care	16,745,347	16,745,347	—	—
Industrials	19,395,746	19,395,746	—	—
Information Technology	29,227,714	29,227,714	—	—
Materials	3,773,159	3,773,159	—	—

Investment Portfolio - July 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Real Estate	$3,077,794	$3,077,794	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	53,948,550	—	53,948,550	—
States and political subdivisions (municipals)	2,487,750	—	2,487,750	—
Corporate debt:
Communication Services	2,492,053	—	2,492,053	—
Consumer Discretionary	2,025,267	—	2,025,267	—
Consumer Staples	739,699	—	739,699	—
Energy	2,624,959	—	2,624,959	—
Financials	13,761,444	—	13,761,444	—
Health Care	712,213	—	712,213	—
Industrials	1,322,437	—	1,322,437	—
Information Technology	1,030,431	—	1,030,431	—
Materials	2,133,930	—	2,133,930	—
Real Estate	3,172,655	—	3,172,655	—
Utilities	2,382,906	—	2,382,906	—
Asset-backed securities	20,277,617	—	20,277,617	—
Commercial mortgage-backed securities	18,348,978	—	18,348,978	—
Foreign government bonds	1,064,050	—	1,064,050	—
Short-Term Investment	8,622,878	8,622,878	—	—
Total assets	$250,930,609	$122,405,670	$128,524,939	$—

There were no Level 3 securities held by the Series as of October 31, 2025 or July 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.